Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date		rr_ProspectusDate	Aug. 29, 2015
A | Fidelity Municipal Income 2023 Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Municipal Income 2023 Fund/Fidelity Advisor® Municipal Income 2023 Fund A
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 33 of the prospectus.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2023.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.65%	March 31, 2014
Lowest Quarter Return	1.33%	September 30, 2014
Year-to-Date Return	-0.42%	June 30, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2014
A | Fidelity Municipal Income 2023 Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee on shares held less than 30 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	0.50%
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.10%
Total annual operating expenses		rr_ExpensesOverAssets	0.65%
1 year		rr_ExpenseExampleYear01	$ 340
3 years		rr_ExpenseExampleYear03	477
5 years		rr_ExpenseExampleYear05	627
10 years		rr_ExpenseExampleYear10	$ 1,063
2014		rr_AnnualReturn2014	9.96%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.42%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.65%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	1.33%
A | Fidelity Municipal Income 2023 Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Class A
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	6.94%
Life of class	[2]	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 23, 2013
A | Fidelity Municipal Income 2023 Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Class A
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	6.94%
Life of class	[2]	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 23, 2013
A | Fidelity Municipal Income 2023 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Class A
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	4.87%
Life of class	[2]	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 23, 2013
A | Fidelity Municipal Income 2023 Fund | Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays® Municipal Bond Index
Past 1 year		rr_AverageAnnualReturnYear01	9.05%
Life of class	[2]	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 23, 2013
A | Fidelity Municipal Income 2023 Fund | Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas
Past 1 year		rr_AverageAnnualReturnYear01	10.12%
Life of class	[2]	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 23, 2013

[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[2]	From April 23, 2013.